Previously Securitized Loans	12 Months Ended
Dec. 31, 2011
Previously Securitized Loans [Abstract]
Previously Securitized Loans
Note Seven
Previously Securitized Loans

The table below summarizes information regarding delinquencies, net credit losses, and outstanding collateral balances of previously securitized loans for the dates presented:

	December 31
(in thousands)	2011	2010	2009

Total principal amount of loans outstanding	$9,821	$12,098	$15,119
Discount	(9,821)	(11,309)	(13,406)
Net book value	$0	$789	$1,713
Principal amount of loans between 30 and 89 days past due	$0	$291	$1,023
Principal amount of loans between 90 and 119 days past due	0	54	79
Net credit recoveries during the year	128	182	312

As of December 31, 2011 and 2010, the Company reported a book value of previously securitized loans of less than $0.1 million and $0.8 million, respectively, while the actual outstanding balance of previously securitized loans at December 31, 2011 and 2010 was $9.8 million and $12.1 million, respectively.  During 2011, 2010, and 2009 the Company recognized $3.1 million, $4.0 million, and $3.9 million, respectively, of interest income on the previously securitized loans and received cash of $3.9 million, $5.0 million, and $6.3 million, respectively, comprised of principal and interest payments from borrowers.